GOVERNMENT INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 97.4%
Asset-Backed Securities — 9.2%
Collateralized Loan Obligations
AGL Core CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)
3.293%(c)	04/20/32	1,000	$ 922,194
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2014-01A, Class AR2, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)
3.103%(c)	07/16/29	1,250	1,199,133
Series 2017-08A, Class A, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 0.000%)
3.143%(c)	01/16/30	250	236,858
Battalion CLO Ltd.,
Series 2020-15A, Class A1, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
3.012%(c)	01/17/33	2,500	2,303,380
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2015-05A, Class A1R, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)
3.139%(c)	01/20/32	750	684,122
Catamaran CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1AR, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)
3.062%(c)	04/22/30	2,000	1,852,012
Elevation CLO Ltd. (Cayman Islands),
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)
3.051%(c)	07/15/30	2,000	1,875,428
Mountain View CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.440% (Cap N/A, Floor 1.440%)
3.271%(c)	04/15/29	2,000	1,911,737
Octagon Investment Partners 45 Ltd. (Cayman Islands),
Series 2019-01A, Class A, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)
3.159%(c)	10/15/32	2,250	2,024,896
OZLM Ltd. (Cayman Islands),
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
3.020%(c)	10/30/30	3,750	3,467,919
Race Point CLO Ltd. (Cayman Islands),
Series 2015-09A, Class A1AR, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
3.041%(c)	10/15/30	1,000	940,854
Sound Point CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.056%(c)	10/23/31	1,000	925,317
Series 2019-01A, Class A, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 1.370%)
3.189%(c)	01/20/32	1,000	925,260
Trimaran Cavu Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.460% (Cap N/A, Floor 1.460%)
3.279%(c)	07/20/32	2,500	2,312,980
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A1R, 144A, 3 Month LIBOR + 1.060% (Cap N/A, Floor 0.000%)
1.927%(c)	10/20/29	1,250	$ 1,187,029

Total Asset-Backed Securities (cost $23,799,472)			22,769,119
Commercial Mortgage-Backed Securities — 18.8%
Barclays Commercial Mortgage Trust,
Series 2019-C04, Class A4
2.661%	08/15/52	3,000	2,973,413
CD Mortgage Trust,
Series 2019-CD08, Class A3
2.657%	08/15/57	4,000	4,040,198
Fannie Mae-Aces,
Series 2012-M02, Class A2
2.717%	02/25/22	122	123,568
Series 2015-M08, Class AB2
2.829%(cc)	01/25/25	460	487,816
Series 2015-M10, Class A2
3.092%(cc)	04/25/27	1,600	1,723,921
Series 2015-M17, Class A2
2.931%(cc)	11/25/25	1,500	1,592,523
Series 2016-M11, Class A2
2.369%(cc)	07/25/26	1,200	1,268,913
Series 2016-M13, Class A2
2.483%(cc)	09/25/26	2,100	2,181,360
Series 2018-M14, Class A1
3.578%(cc)	08/25/28	919	1,017,892
Series 2019-M01, Class A2
3.555%(cc)	09/25/28	1,100	1,254,473
FHLMC Multifamily Structured Pass-Through Certificates,
Series K0008, Class X1, IO
1.456%(cc)	06/25/20	8,487	85
Series K0019, Class X1, IO
1.592%(cc)	03/25/22	15,421	404,367
Series K0020, Class X1, IO
1.368%(cc)	05/25/22	8,103	195,812
Series K0021, Class X1, IO
1.420%(cc)	06/25/22	8,761	223,735
Series K0025, Class X1, IO
0.815%(cc)	10/25/22	24,529	431,901
Series K0060, Class AM
3.300%(cc)	10/25/26	1,930	2,132,642
Series K0064, Class AM
3.327%(cc)	03/25/27	1,100	1,218,354
Series K0068, Class AM
3.315%	08/25/27	1,700	1,924,748
Series K0076, Class AM
3.900%	04/25/28	425	496,821
Series K0077, Class A2
3.850%(cc)	05/25/28	900	1,053,714
Series K0077, Class AM
3.850%(cc)	05/25/28	180	209,993
Series K0078, Class AM
3.920%	06/25/28	525	618,259
A1

GOVERNMENT INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series K0079, Class AM
3.930%	06/25/28	675	$ 794,746
Series K0080, Class AM
3.986%(cc)	07/25/28	1,900	2,223,343
Series K0081, Class AM
3.900%(cc)	08/25/28	1,500	1,775,862
Series K0083, Class AM
4.030%(cc)	10/25/28	250	297,961
Series K0084, Class AM
3.880%(cc)	10/25/28	1,300	1,519,611
Series K0085, Class AM
4.060%(cc)	10/25/28	650	773,444
Series K0086, Class A2
3.859%(cc)	11/25/28	1,400	1,658,970
Series K0086, Class AM
3.919%(cc)	12/25/28	200	237,090
Series K0087, Class AM
3.832%(cc)	12/25/28	200	235,625
Series K0088, Class AM
3.761%(cc)	01/25/29	520	610,739
Series K0090, Class AM
3.492%(cc)	03/25/29	800	922,702
Series K0091, Class AM
3.566%	03/25/29	850	987,767
Series K0151, Class A3
3.511%	04/25/30	400	476,251
Series K0152, Class A2
3.080%	01/25/31	140	158,994
Series K0157, Class A2
3.990%(cc)	05/25/33	1,700	2,007,142
Series K0157, Class A3
3.990%(cc)	08/25/33	280	341,061
Series K0158, Class A2
3.900%(cc)	12/25/30	700	821,650
Series K1514, Class A2
2.859%	10/25/34	2,720	3,079,190
Series KC03, Class A2
3.499%	01/25/26	650	722,615
Series W5FX, Class AFX
3.092%(cc)	04/25/28	1,100	1,224,397

Total Commercial Mortgage-Backed Securities (cost $42,436,868)			46,443,668
Corporate Bonds — 1.2%
Diversified Financial Services
Private Export Funding Corp.,
Gov’t. Gtd. Notes, Series BB
4.300%	12/15/21	1,255	1,321,837
Sr. Unsec’d. Notes, 144A
2.650%	02/16/21	1,655	1,679,427

Total Corporate Bonds (cost $2,961,526)			3,001,264
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities — 0.3%
Government National Mortgage Assoc.,
Series 2015-143, Class WA
4.000%	10/20/45	491	$ 535,826
Merrill Lynch Mortgage Investors Trust,
Series 2003-E, Class A1, 1 Month LIBOR + 0.620% (Cap 11.750%, Floor 0.310%)
1.567%(c)	10/25/28	14	12,620
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3
3.872%(cc)	02/25/34	60	53,948

Total Residential Mortgage-Backed Securities (cost $591,100)			602,394
U.S. Government Agency Obligations — 39.4%
Fannie Mae Strips Principal, MTN
2.001%(s)	10/08/27	350	316,615
Federal Home Loan Bank
3.250%	11/16/28	1,025	1,212,186
Federal Home Loan Mortgage Corp.
2.000%	01/01/32	265	273,522
2.500%	03/01/30	480	500,765
3.000%	06/01/29	335	352,812
3.000%	01/01/37	712	753,906
3.000%	06/01/45	480	507,297
3.000%	01/01/48	815	860,619
3.000%	12/01/49	2,493	2,613,014
3.500%	12/01/32	618	651,856
3.500%	07/01/42	569	610,856
3.500%	10/01/42	985	1,058,248
3.500%	08/01/43	1,092	1,173,288
3.500%	09/01/45	436	464,234
3.500%	10/01/45	501	534,383
3.500%	02/01/47	463	491,250
3.500%	03/01/48	1,524	1,616,206
3.500%	09/01/49	467	492,824
3.500%	10/01/49	2,607	2,754,038
4.000%	06/01/26	43	44,935
4.000%	09/01/26	160	168,438
4.000%	09/01/40	342	369,617
4.000%	12/01/40	354	382,615
4.000%	12/01/40	369	398,579
4.000%	11/01/43	654	708,807
4.500%	09/01/39	1,207	1,321,315
4.500%	08/01/48	660	710,669
5.000%	06/01/33	261	288,881
5.000%	05/01/34	239	264,596
5.500%	05/01/37	47	52,966
5.500%	02/01/38	159	180,526
5.500%	05/01/38	68	76,865
6.000%	09/01/34	69	77,035
6.000%	01/01/37	75	85,499
6.000%	09/01/38	46	52,549
6.000%	08/01/39	57	66,185
6.250%	07/15/32	30	46,893
6.500%	09/01/32	23	26,055
Federal National Mortgage Assoc.
2.000%	08/01/31	256	264,051

A2

GOVERNMENT INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.000%	10/01/34	111	$ 114,407
2.500%	03/01/24	67	69,990
2.500%	06/01/28	1,467	1,533,401
2.500%	06/01/34	690	716,164
2.500%	02/01/43	179	186,563
2.500%	12/01/46	645	671,232
2.500%	09/01/49	354	367,067
2.500%	12/01/49	988	1,023,796
3.000%	08/01/28	756	792,301
3.000%	02/01/31	867	908,125
3.000%	11/01/36	659	697,951
3.000%	03/01/43	871	921,155
3.000%	07/01/43	796	841,829
3.000%	07/01/43	959	1,013,999
3.000%	11/01/46	405	426,718
3.000%	12/01/47	1,181	1,253,880
3.000%	12/01/49	879	921,627
3.500%	07/01/31	903	956,104
3.500%	02/01/33	181	190,241
3.500%	06/01/39	252	271,059
3.500%	04/01/42	429	460,262
3.500%	06/01/42	746	801,571
3.500%	07/01/42	481	516,651
3.500%	07/01/42	788	846,229
3.500%	06/01/45	1,682	1,793,074
3.500%	07/01/46	832	882,216
3.500%	12/01/46	387	411,373
3.500%	12/01/46	913	979,454
3.500%	02/01/49	447	472,786
3.500%	06/01/49	1,518	1,603,165
4.000%	09/01/40	1,247	1,348,512
4.000%	06/01/42	928	1,003,789
4.000%	09/01/44	665	718,951
4.000%	09/01/44	1,047	1,132,953
4.000%	04/01/45	612	661,899
4.000%	07/01/45	597	646,330
4.000%	10/01/45	765	823,775
4.000%	10/01/46	278	299,744
4.000%	02/01/47	360	384,344
4.000%	06/01/47	475	507,523
4.000%	07/01/47	517	555,469
4.000%	10/01/47	1,385	1,483,169
4.000%	11/01/47	372	398,338
4.000%	11/01/47	662	710,648
4.000%	12/01/48	1,454	1,549,696
4.500%	05/01/40	1,774	1,943,507
4.500%	04/01/42	633	693,297
4.500%	01/01/49	433	464,941
5.000%	12/01/31	26	27,590
5.000%	03/01/34	288	319,125
5.000%	06/01/35	127	140,393
5.000%	07/01/35	65	72,488
5.000%	05/01/36	86	95,206
5.500%	02/01/34	206	232,815
5.500%	09/01/34	201	226,436
5.500%	02/01/35	227	255,715
5.500%	06/01/35	35	38,019
5.500%	06/01/35	106	116,758
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.500%	09/01/35	38	$ 41,409
5.500%	09/01/35	99	109,874
5.500%	10/01/35	231	261,520
5.500%	11/01/35	125	138,779
5.500%	11/01/35	309	349,638
5.500%	11/01/35	397	449,451
6.000%	05/01/21	5	5,227
6.000%	12/01/33	10	11,343
6.000%	02/01/34	98	112,197
6.000%	08/01/34	—(r )	426
6.000%	11/01/34	—(r )	547
6.000%	11/01/34	1	1,075
6.000%	12/01/34	1	1,016
6.000%	01/01/35	20	22,205
6.000%	01/01/36	60	66,104
6.000%	05/01/38	38	43,645
6.500%	07/01/32	163	193,051
6.500%	08/01/32	67	76,290
6.500%	10/01/32	220	264,373
6.500%	10/01/37	104	124,109
6.625%	11/15/30	435	667,762
7.000%	12/01/31	—(r )	517
7.000%	12/01/31	68	79,867
7.000%	01/01/36	16	18,588
8.000%	10/01/23	—(r )	112
8.000%	09/01/24	1	849
8.000%	11/01/24	1	975
8.000%	01/01/26	—(r )	250
9.000%	02/01/25	7	7,298
9.000%	04/01/25	3	3,582
Government National Mortgage Assoc.
2.500%	12/20/46	245	257,542
3.000%	03/15/45	1,320	1,398,831
3.000%	07/20/46	1,218	1,305,628
3.000%	09/20/46	1,303	1,395,559
3.000%	10/20/46	324	346,990
3.000%	04/20/47	1,355	1,445,440
3.000%	12/20/48	905	966,767
3.000%	04/20/49	1,096	1,161,317
3.500%	01/20/43	947	1,012,292
3.500%	04/20/43	462	493,971
3.500%	03/20/45	767	815,420
3.500%	04/20/45	641	681,569
3.500%	04/20/46	1,070	1,138,953
3.500%	07/20/46	1,645	1,757,683
3.500%	07/20/48	1,609	1,703,945
3.500%	11/20/48	428	451,504
3.500%	01/20/49	693	732,269
4.000%	06/15/40	155	168,093
4.000%	08/20/46	616	664,459
4.000%	11/20/46	380	410,326
4.000%	09/20/47	641	690,540
4.000%	02/20/49	1,190	1,265,772
4.500%	02/20/41	454	500,687
4.500%	03/20/41	388	427,351
4.500%	06/20/44	290	317,656
4.500%	09/20/46	367	400,045
4.500%	11/20/46	730	798,374

A3

GOVERNMENT INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	01/20/47	90	$ 98,170
5.000%	07/15/33	128	141,813
5.000%	09/15/33	178	197,966
5.000%	04/15/34	78	83,920
5.000%	10/20/48	247	263,253
5.500%	03/15/34	248	282,044
5.500%	03/15/36	56	64,128
6.500%	07/15/32	16	18,602
6.500%	08/15/32	2	2,388
6.500%	08/15/32	3	3,520
6.500%	08/15/32	11	12,938
6.500%	08/15/32	78	93,257
7.000%	05/15/23	2	2,413
7.000%	06/15/23	1	651
7.000%	06/15/23	3	3,109
7.000%	06/15/23	6	6,755
7.000%	07/15/23	—(r )	399
7.000%	07/15/23	9	9,057
7.000%	08/15/23	2	1,594
7.000%	08/15/23	4	4,073
7.000%	09/15/23	1	967
7.000%	10/15/23	2	1,898
7.000%	10/15/23	2	2,085
7.000%	11/15/23	2	2,319
7.000%	11/15/23	6	6,096
7.000%	01/15/24	38	40,073
7.000%	05/15/24	27	29,057
7.000%	08/15/28	34	40,070
7.500%	12/15/25	3	3,055
7.500%	12/15/25	24	26,748
7.500%	02/15/26	5	4,715
8.500%	09/15/24	39	42,554
8.500%	04/15/25	4	4,868
Israel Government, USAID Bond, Gov’t. Gtd. Notes
2.923%(s)	11/15/25	450	419,411
2.961%(s)	05/15/26	440	406,032
2.997%(s)	02/15/26	325	306,820
3.040%(s)	11/15/26	400	365,057
3.329%(s)	05/15/25	555	522,299
5.500%	09/18/33	300	441,232
Resolution Funding Corp., Strips Interest, Bonds
2.197%(s)	01/15/30	140	120,765
2.433%(s)	04/15/28	200	177,675
2.477%(s)	01/15/29	300	265,076
3.657%(s)	04/15/30	500	435,161
Resolution Funding Corp., Strips Principal, Bonds, PO
2.260%(s)	01/15/30	160	135,488
3.168%(s)	04/15/30	2,305	1,981,468
Tennessee Valley Authority, Sr. Unsec’d. Notes
2.875%	02/01/27	175	193,567
5.880%	04/01/36	230	347,912
6.750%	11/01/25	510	673,787
7.125%	05/01/30	530	811,030

Total U.S. Government Agency Obligations (cost $92,535,089)			97,179,212
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations — 28.5%
U.S. Treasury Bonds
2.375%	11/15/49	180	$ 224,381
2.875%	05/15/43(k)	4,290	5,645,372
3.000%	05/15/45	375	506,953
3.625%	08/15/43	6,090	8,920,898
3.750%	11/15/43	19,590	29,268,684
U.S. Treasury Strips Coupon
1.351%(s)	08/15/43	205	146,038
1.503%(s)	11/15/41	625	465,845
1.982%(s)	08/15/39	2,285	1,781,497
1.984%(s)	02/15/37	840	690,736
1.990%(s)	02/15/39	2,900	2,302,215
2.010%(s)	08/15/30	1,060	967,913
2.056%(s)	11/15/38	345	273,453
2.147%(s)	05/15/39	1,165	912,841
2.184%(s)	02/15/28(k)	550	520,287
2.334%(s)	08/15/41	3,115	2,323,352
2.353%(s)	02/15/44	780	550,266
2.365%(s)	05/15/44	2,860	2,009,262
2.380%(s)	05/15/41	1,855	1,400,380
2.384%(s)	05/15/29	565	525,207
2.434%(s)	11/15/45	345	234,775
2.436%(s)	02/15/46	390	265,581
2.506%(s)	11/15/43	4,315	3,039,378
2.750%(s)	08/15/27	2,575	2,444,641
2.783%(s)	08/15/29	500	462,500
2.878%(s)	05/15/31	500	450,703
3.042%(s)	11/15/35	695	583,013
3.202%(s)	08/15/40	800	611,375
4.138%(s)	02/15/42(k)	3,725	2,739,330

Total U.S. Treasury Obligations (cost $59,846,283)			70,266,876

Total Long-Term Investments (cost $222,170,338)			240,262,533

	Shares
Short-Term Investments — 2.8%
Affiliated Mutual Funds — 2.7%
PGIM Core Ultra Short Bond Fund(w)	512,475	512,475
PGIM Institutional Money Market Fund (cost $5,987,356; includes $5,984,818 of cash collateral for securities on loan)(b)(w)	6,001,093	5,991,491

Total Affiliated Mutual Funds (cost $6,499,831)		6,503,966

Options Purchased*~ — 0.1%
(cost $74,121)	328,846

Total Short-Term Investments (cost $6,573,952)	6,832,812

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—100.2% (cost $228,744,290)	247,095,345

A4

GOVERNMENT INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Value
Options Written*~ — (0.0)%
(premiums received $24,607)	$ (14,188)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—100.2% (cost $228,719,683)	247,081,157

Liabilities in excess of other assets(z) — (0.2)%	(497,097)

Net Assets — 100.0%	$ 246,584,060

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
Aces	Alternative Credit Enhancements Securities
CLO	Collateralized Loan Obligation
CMS	Constant Maturity Swap
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PO	Principal Only
Q	Quarterly payment frequency for swaps
S	Semiannual payment frequency for swaps
Strips	Separate Trading of Registered Interest and Principal of Securities
USAID	United States Agency for International Development
USOIS	United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2020.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Put	05/22/20	$126.00	45	45	$ 2,813
10 Year U.S. Treasury Notes Futures	Put	05/22/20	$127.00	23	23	1,797
10 Year U.S. Treasury Notes Futures	Put	05/22/20	$132.00	45	45	8,438
10 Year U.S. Treasury Notes Futures	Put	05/22/20	$133.00	23	23	5,031
Total Exchange Traded (cost $67,112)						$18,079

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	1,227	$ 21,886
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/13/21	0.11%	—	1,193	21,125
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	2,982	49,461
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	5,920	98,579
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	6,000	101,972
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	1,193	17,744
Total OTC Traded (cost $7,009)							$310,767
Total Options Purchased (cost $74,121)							$328,846
A5

GOVERNMENT INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Put	05/22/20	$129.00	90	90	$ (8,438)
10 Year U.S. Treasury Notes Futures	Put	05/22/20	$130.00	46	46	(5,750)
Total Options Written (premiums received $24,607)						$(14,188)
Futures contracts outstanding at March 31, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
391	5 Year U.S. Treasury Notes	Jun. 2020	$49,015,518	$ 1,550,631
83	10 Year U.S. Ultra Treasury Notes	Jun. 2020	12,950,594	808,487
				2,359,118
Short Positions:
197	2 Year U.S. Treasury Notes	Jun. 2020	43,415,414	(297,940)
117	10 Year U.S. Treasury Notes	Jun. 2020	16,226,438	(535,121)
266	20 Year U.S. Treasury Bonds	Jun. 2020	47,630,625	(2,834,823)
40	30 Year U.S. Ultra Treasury Bonds	Jun. 2020	8,875,000	(197,789)
				(3,865,673)
				$(1,506,555)
Interest rate swap agreements outstanding at March 31, 2020:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
3,017	03/31/21	2.173%(A)	1 Day USOIS(2)(A)	$ (917)	$ 64,402	$ 65,319
12,354	06/15/21	1.830%(S)	3 Month LIBOR(2)(Q)	—	267,875	267,875
20,373	09/15/21	1.381%(S)	3 Month LIBOR(2)(Q)	(41,934)	290,348	332,282
13,720	09/15/21	1.480%(S)	3 Month LIBOR(2)(Q)	13,043	215,106	202,063
23,760	09/15/21	1.604%(S)	3 Month LIBOR(2)(Q)	43,238	405,114	361,876
1,943	01/31/26	2.269%(A)	1 Day USOIS(1)(A)	(5,490)	(231,663)	(226,173)
651	04/30/26	1.876%(S)	3 Month LIBOR(1)(Q)	(2,679)	(54,649)	(51,970)
2,102	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	29,738	(219,848)	(249,586)
790	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	984	(86,803)	(87,787)
1,445	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(911)	(175,959)	(175,048)
7,914	08/15/28	2.579%(A)	1 Day USOIS(1)(A)	(142,564)	(1,500,821)	(1,358,257)
3,451	08/15/28	2.835%(S)	3 Month LIBOR(1)(Q)	(13,709)	(626,150)	(612,441)
145	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	(58,330)	(58,330)
737	11/15/45	0.508%(A)	1 Day USOIS(1)(A)	(1,995)	23,282	25,277
175	11/15/45	0.553%(A)	1 Day USOIS(1)(A)	—	3,639	3,639
795	08/09/49	1.508%(A)	1 Day USOIS(1)(A)	—	(187,212)	(187,212)
717	03/30/50	0.855%(S)	3 Month LIBOR(1)(Q)	—	7,579	7,579
				$(123,196)	$(1,864,090)	$(1,740,894)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A6